Note 10 - Deposits (Details) - Certificate of Deposit by Maturity $ in Thousands	Dec. 31, 2015 USD ($)
Certificate of Deposit by Maturity [Abstract]
2016	$ 38,503
2017	28,989
2018	16,403
2019	8,747
2020	23,149
$ 115,791